Nature of Business and Summary of Significant Accounting Policies - Schedule of Balances of Liabilities Measured at Fair Value (Details) (10K) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ 7,057,172	$ 5,939,600	$ 1,927,752
Total		5,939,600	1,927,752
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Derivative liability
Total
Significant Other Observable Inputs (Level 2) [Member]
Derivative liability
Total
Significant Unobservable Inputs (Level 3) [Member]
Derivative liability	$ 7,057,172	5,939,600	1,927,752
Total		$ 5,939,600	$ 1,927,752